Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—89.9%
		Australia—5.2%
140,000		DEXUS	$831,818
60,000		Independence Group NL	546,600
175,000		Orica Ltd.	1,844,294
260,000		Santos Ltd.	1,413,262
335,000		Steadfast Group Ltd.	1,150,667
190,000		Treasury Wine Estates Ltd.	1,706,665
		TOTAL	7,493,306
		Austria—0.6%
17,800		BAWAG Group AG	802,360
		Brazil—2.6%
1,000	[1]	Mercadolibre, Inc.	855,360
25,000	[1]	PagSeguro Digital Ltd.	388,500
335,000		Totvs SA	1,838,430
65,000	[2]	Vinci Partners Investments Ltd.	646,750
		TOTAL	3,729,040
		Canada—9.7%
30,000		Allied Properties REIT	716,793
85,000	[1]	CAE, Inc.	1,551,985
20,000		Cameco Corp.	582,937
25,000		Dollarama, Inc.	1,522,442
100,000	[1]	Fusion Pharmaceuticals, Inc.	221,000
10,500	[1]	Kinaxis, Inc.	1,210,736
25,000	[1]	Lightspeed Commerce, Inc.	478,357
180,000		Pason Systems, Inc.	1,905,052
40,000		The North West Company Fund	1,037,042
10,000		TMX Group, Inc.	1,004,302
42,000		Tourmaline Oil Corp.	2,483,192
150,000		Whitecap Resources, Inc.	1,093,007
		TOTAL	13,806,845
		Cayman Islands—0.6%
60,000		Patria Investments Ltd.	867,000
		Denmark—1.9%
11,000		Chr.Hansen Holding	641,009
2,800	[1]	Genmab A/S	993,773
20,500		Topdanmark A/S	1,074,750
		TOTAL	2,709,532
		Finland—1.8%
165,000		Metso Outotec Oyj	1,292,612
25,000		Neste Oyj	1,232,924
		TOTAL	2,525,536
		France—6.4%
35,000	[2]	Alstom SA	720,604
7,000		Capgemini SE	1,211,645
37,000		Edenred	1,872,832
41,000	[1]	JC Decaux SA	568,381
12,000		Nexans SA	1,096,432

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
48,000		Rubis SCA	$1,133,171
30,000		STMicroelectronics NV	1,044,054
5,300		Teleperformance	1,511,348
		TOTAL	9,158,467
		Germany—3.7%
70,000		FinTech Group AG	675,087
14,000		HeidelbergCement AG	634,603
96,320	[1]	Nordex SE	928,053
10,500		Rheinmetall AG	1,668,711
25,000	[1]	SUSE SA	494,809
8,400		Symrise AG	880,834
		TOTAL	5,282,097
		Hong Kong—1.1%
131,500		Techtronic Industries Co.	1,547,101
		Ireland—2.0%
7,000	[1]	ICON PLC	1,468,810
39,500		Smurfit Kappa Group PLC	1,326,465
		TOTAL	2,795,275
		Israel—1.3%
5,500	[1]	NICE Ltd., ADR	1,173,535
85,000	[1,2]	Tremor International Ltd., ADR	651,100
		TOTAL	1,824,635
		Italy—1.7%
280,000		Banco BPM SpA	696,999
120,000		Davide Campari-Milano NV	1,177,968
74,000	[1]	Nexi SpA	608,753
		TOTAL	2,483,720
		Japan—17.2%
30,000		Asahi Group Holdings Ltd.	1,004,388
33,000		Azbil Corp.	942,116
17,400		Daifuku Co.	1,013,059
4,600		Disco Corp.	1,122,338
21,000		Horiba Ltd.	957,425
1,720		Japan Hotel REIT Investment Corp.	849,297
42,200		Kanamoto Co. Ltd.	649,436
12,600		Kusuri No Aoki Holdings Co. Ltd.	556,921
36,000		Nabtesco Corp.	853,640
12,500		Nidec Corp.	831,183
60,000		Nihon M&A Center Holdings, Inc.	742,804
450		Nippon Prologis REIT, Inc.	1,132,531
80,000		Nippon Sanso Holdings Corp.	1,454,909
80,000		Nippon Zeon Co.	766,073
8,000		Nitori Holdings Co. Ltd.	766,845
50,000		Pan Pacific International Holdings Corp.	894,447
38,000	[1]	Park 24 Co. Ltd.	541,770
220,000		Resona Holdings, Inc.	808,590
9,000		Rohm Co. Ltd.	674,445
25,000		Roland Corp.	731,261
30,000		Shoei Co. Ltd.	1,188,884
70,000		Simplex Holdings, Inc.	1,061,838

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
20,000		Sompo Japan Nipponkoa Holdings, Inc.	$857,637
30,000		Technopro Holdings, Inc.	674,314
34,800		THK Co. Ltd.	706,738
75,000		Topcon Corp.	1,014,010
58,000		Toyo Tire & Rubber Co. Ltd.	701,363
28,000		Yamaha Corp.	1,089,609
		TOTAL	24,587,871
		Luxembourg—0.8%
16,000		Eurofins Scientific SE	1,108,480
		Mexico—2.2%
600,000		Becle SA de CV	1,222,843
130,000		Grupo Aeroportuario del Pacifico SA, Class B	1,857,871
		TOTAL	3,080,714
		Netherlands—2.8%
2,300	[1]	Argenx SE, ADR	869,101
1,500		ASM International NV	406,970
12,000		Euronext NV	887,680
5,600		IMCD Group NV	773,488
24,500		NN Group NV	1,004,512
20,000	[1]	Sono Group NV	58,200
		TOTAL	3,999,951
		New Zealand—0.5%
12,500	[1]	Xero Ltd.	739,484
		Norway—2.2%
130,000		Norsk Hydro ASA	893,286
29,000		Schibsted A/S	530,720
93,000		Subsea 7 SA	831,977
40,000		Tomra Systems ASA	911,784
		TOTAL	3,167,767
		Poland—1.4%
19,000	[1]	Dino Polska SA	1,386,072
100,000		Powszechny Zaklad Ubezpieczen SA	596,945
		TOTAL	1,983,017
		Singapore—0.0%
14,600	[1,3]	Best World International Ltd.	10,656
		South Africa—0.7%
33,000		Anglo American PLC	1,059,798
		South Korea—1.3%
13,000	[1]	Delivery Hero SE	541,937
45,000		Hana Financial Holdings	1,316,616
		TOTAL	1,858,553
		Spain—3.3%
17,000		Cellnex Telecom SA	660,284
85,000		Cia de Distribucion Integral Logista Holdings SA	1,651,526
23,000		Corporacion Acciona Energias Renovables SA	955,701
42,000		Fluidra SA	670,423
830,000		Unicaja Banco SA	746,581
		TOTAL	4,684,515
		Sweden—1.5%
137,000	[1]	Cint Group AB	817,438

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—continued
12,000		Evolution AB	$961,350
100,000	[1,2]	Vimian Group AB	318,645
		TOTAL	2,097,433
		Switzerland—3.8%
27,200		Adecco Group AG	859,421
21,500		Julius Baer Gruppe AG	1,037,001
3,150		Lonza Group AG	1,674,668
5,200		Tecan AG	1,907,342
		TOTAL	5,478,432
		Thailand—0.8%
600,000		Central Pattana PCL, GDR	1,138,525
		United Arab Emirates—0.5%
280,000	[1]	Network International Holdings Ltd.	783,622
		United Kingdom—11.7%
105,000		Allfunds UK Ltd.	823,675
28,300		Ashtead Group PLC	1,390,038
170,000		Bridgepoint Group Ltd.	491,750
11,000		Croda International PLC	857,044
28,000		Dechra Pharmaceutical PLC	1,131,753
235,000		Domino's Pizza Group PLC	642,824
400,000		Dr. Martens PLC	1,097,556
41,000	[1]	Entain PLC	604,400
100,000		IMI PLC	1,332,053
23,800		InterContinental Hotels Group PLC, ADR	1,308,762
52,000		Intermediate Capital Group PLC	821,283
175,000		Manchester United PLC- CL A	2,352,000
700,000		Melrose Industries PLC	1,104,585
325,000	[1]	SSP Group PLC	796,272
60,500		St. James's Place Capital PLC	773,747
95,000		Unite Group PLC	1,156,363
		TOTAL	16,684,105
		United States—0.6%
8,000		Ferguson PLC	925,583
		TOTAL COMMON STOCKS (IDENTIFIED COST $126,355,103)	128,413,420
		INVESTMENT COMPANIES—11.5%
1,970,309		Federated Hermes Government Obligations Fund, Premier Shares, 2.16%[4]	1,970,309
14,429,096		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[4]	14,424,768
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,392,669)	16,395,077
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $142,747,772)	144,808,497
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(2,045,787)
		TOTAL NET ASSETS—100%	$142,762,710

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended August 31, 2022, were as follows:
Fusion Pharmaceuticals, Inc.
Health Care
Value as of 11/30/2021	$232,000
Purchases at Cost	293,972
Proceeds from Sales	—
Change in Unrealized Appreciation/Depreciation	(304,972)
Net Realized Gain/(Loss)	—
Value as of 8/31/2022	$221,000
Shares Held as of 8/31/2022	100,000
Dividend Income	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended August 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2021	$2,201,095	$9,656,834	$11,857,929
Purchases at Cost	27,587,761	43,844,627	71,432,388
Proceeds from Sales	(27,818,547)	(39,075,820)	(66,894,367)
Change in Unrealized Appreciation/Depreciation	—	3,373	3,373
Net Realized Gain/(Loss)	—	(4,246)	(4,246)
Value as of 8/31/2022	$1,970,309	$14,424,768	$16,365,077
Shares Held as of 8/31/2022	1,970,309	14,429,096	16,399,405
Dividend Income	$8,436	$63,917	$72,353
Gains Distributions Received	$—	$1,253	$1,253
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of August 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Collateral Received
$1,825,243	$1,970,309
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$29,365,109	$99,037,655	$10,656	$128,413,420
Investment Companies	16,395,077		—	16,395,077
TOTAL SECURITIES	$45,760,186	$99,037,655	$10,656	$144,808,497
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust